Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Movement in Allowance for Impairment in Respect of Trade Accounts and Notes Receivable and Other Accounts Receivable (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	₩ 1,778	₩ 2,005	₩ 1,778
(Reversal of) bad debt expense	(239)	(227)	227
Write-off	(1,332)
Balance at the end of the year	207	1,778	2,005
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	875	1,204	1,047
(Reversal of) bad debt expense	58	(329)	157
Balance at the end of the year	₩ 933	₩ 875	₩ 1,204